Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Due to Related Party	The transactions amount due to a related party are as of the following:
	June 30, 2024	December 31, 2023
Beginning of the years January 1	$25,929	$25,336
Exchange difference	(685)	593
Periods ended June 30	$25,244	$25,929